As filed with the Securities and Exchange Commission on 9/30/2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2019

Date of reporting period:  July 31, 2019

Item 1. Schedules of Investments.

Huber Capital Equity Income Fund
SCHEDULE OF INVESTMENTS at July 31, 2019 (Unaudited)

Shares	COMMON STOCKS - 99.77%	Value
	Aerospace & Defense - 8.55%
15,600	Northrop Grumman Corp.	$5,390,892

	Air Transport - 0.54%
2,000	FedEx Corp.	341,060

	Banks: Diversified - 3.85%
36,400	SunTrust Banks, Inc.	2,424,240

	Chemicals: Specialty - 0.04%
300	Innospec, Inc.	28,014

	Communications Equipment - 3.17%
67,100	Comtech Telecommunications Corp.	1,996,896

	Computer Services, Software & Systems - 10.96%
50,700	Microsoft Corp.	6,908,889

	Computer Technology - 1.54%
31,800	Hewlett Packard Enterprise Co.	456,966
24,300	HP, Inc.	511,272
		968,238
	Diversified Financial Services - 14.92%
53,200	Bank of America Corp.	1,632,176
45,000	Citigroup, Inc.	3,202,200
39,400	JPMorgan Chase & Co.	4,570,400
		9,404,776
	Diversified Retail - 2.57%
14,700	Wal-Mart Stores, Inc.	1,622,586

	Electronic Components - 0.89%
6,095	TE Connectivity Ltd.	563,178

	Engineering & Contracting Services - 9.99%
238,741	KBR, Inc.	6,297,987

	Financial Data & Systems - 1.77%
4,100	Mastercard, Inc. - Class A	1,116,307

	Foods - 2.77%
3,300	ConAgra Foods, Inc.	95,271
20,800	Tyson Foods, Inc. - Class A	1,653,600
		1,748,871
	Homebuilding - 0.82%
13,666	Lennar Corp. - Class B	519,308

	Insurance: Life - 4.00%
149,200	CNO Financial Group, Inc.	2,522,972

	Insurance: Multi-Line - 2.83%
31,704	Voya Financial, Inc.	1,780,814

	Oil: Crude Producers - 2.25%
594,532	Chesapeake Energy Corp. (b)	1,076,103
273,800	HighPoint Resources Corp. (b)	342,250
		1,418,353
	Oil: Integrated - 0.80%
7,300	BP plc - ADR	290,102
3,434	Royal Dutch Shell plc - Class A - ADR	215,964
		506,066
	Pharmaceuticals - 13.96%
37,100	Eli Lilly & Co.	4,042,045
32,300	Merck & Co., Inc.	2,680,577
53,600	Pfizer, Inc.	2,081,824
		8,804,446
	Semiconductor and Semiconductor Equipment - 1.97%
12,000	NXP Semiconductors NV (a)	1,240,680

	Shipping - 2.90%
154,512	Golar LNG Partners LP (a)	1,827,877

	Specialty Retail - 3.32%
9,800	Home Depot, Inc.	2,094,162

	Steel - 0.16%
2,215	Carpenter Technology Corp.	99,697

	Tobacco - 0.54%
4,100	Philip Morris International, Inc.	342,801

	Utilities: Electrical - 4.66%
11,600	Entergy Corp.	1,225,192
38,000	Exelon Corp.	1,712,280
		2,937,472
	TOTAL COMMON STOCKS (Cost $30,126,462)	62,906,582

	SHORT-TERM INVESTMENTS - 0.31%
96,899	First American Government Obligations Fund, Class X, 2.24% (c)	96,899
96,899	First American Treasury Obligations Fund, Class X, 2.21% (c)	96,899
	TOTAL SHORT-TERM INVESTMENTS (Cost $193,798)	193,798

	Total Investments in Securities (Cost $30,320,260) - 100.08%	63,100,380
	Liabilities in Excess of Other Assets - (0.08)%	(51,057)
	NET ASSETS - 100.00%	$63,049,323

ADR	American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of July 31, 2019.

Huber Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS at July 31, 2019 (Unaudited)

Shares	COMMON STOCKS - 99.54%	Value
	Aluminum - 3.15%
13,845	Kaiser Aluminum Corp.	$1,332,858

	Asset Management & Custodian - 4.40%
59,983	Uranium Participation Corp. (a) (b)	196,792
15,530	Virtus Investment Partners, Inc.	1,664,195
		1,860,987
	Banks: Diversified - 15.34%
2,084	C&F Financial Corp.	113,161
5,700	Capstar Financial Holdings, Inc.	92,340
19,691	First Bancorp	727,386
7,977	First Citizens BancShares, Inc. - Class A	3,725,419
111,741	First Horizon National Corp.	1,832,552
		6,490,858
	Chemicals: Specialty - 8.98%
40,695	Innospec, Inc.	3,800,099

	Commercial Vehicles & Parts - 1.95%
26,452	Miller Industries, Inc.	825,831

	Communications Equipment - 13.97%
198,672	Comtech Telecommunications Corp.	5,912,479

	Computer Services, Software & Systems - 5.73%
28,400	Science Applications International Corp.	2,424,508

	Consumer Lending - 10.47%
90,207	Enova International, Inc. (b)	2,431,079
128,971	EZCORP, Inc. - Class A (b)	1,270,364
11,655	Nelnet, Inc. - Class A	729,137
		4,430,580
	Containers & Packaging - 1.22%
11,883	UFP Technologies, Inc. (b)	517,624

	Diversified Manufacturing Operations - 0.71%
12,891	Harsco Corp. (b)	302,423

	Engineering & Contracting Services - 8.82%
141,505	KBR, Inc.	3,732,902

	Equity REIT - Timber - 0.27%
11,360	CatchMark Timber Trust, Inc. - Class A	115,418

	Exploration & Production - 0.71%
69,126	SRC Energy, Inc. (b)	282,034
1,000	Whiting Petroleum Corp. (b)	17,680
		299,714
	Health Care Equipment & Surplus - 3.13%
15,151	CONMED Corp.	1,323,440

	Health Care Facilities - 0.11%
2,056	Tenet Healthcare Corp. (b)	48,460

	Health Care Providers & Services - 0.82%
20,000	Hanger, Inc. (b)	345,000

	Homebuilding - 0.46%
10,000	William Lyon Homes - Class A (b)	196,400

	Insurance: Life - 3.98%
99,687	CNO Financial Group, Inc.	1,685,707

	Motion Picture and Video Industries - 1.57%
56,200	AMC Entertainment Holdings, Inc. - Class A	664,846

	Oil: Crude Producers - 0.12%
27,303	Chesapeake Energy Corp. (b)	49,418

	Oil Well Equipment & Services - 0.67%
198,013	Superior Energy Services, Inc. (b)	179,637
67,700	TETRA Technologies, Inc. (b)	105,612
		285,249

	Real Estate Investment Trusts (REITs) - 2.74%
25,108	Granite Real Estate Investment Trust (a)	1,161,496

	Restaurants - 0.64%
20,042	Boston Pizza Royalties Income Fund (a)	269,697

	Shipping - 0.13%
4,600	Golar LNG Partners LP (a)	54,418

	Steel - 1.32%
12,446	Carpenter Technology Corp.	560,194

	Transportation Infrastructure - 2.51%
101,064	Wesco Aircraft Holdings, Inc. (b)	1,064,204

	Utilities: Electrical - 5.62%
9,500	Black Hills Corp.	751,925
29,645	Portland General Electric Co.	1,626,028
		2,377,953
	TOTAL COMMON STOCKS (Cost $21,610,020)	42,132,763

	SHORT-TERM INVESTMENTS - 0.58%
123,101	First American Government Obligations Fund, Class X, 2.24% (c)	123,101
123,102	First American Treasury Obligations Fund, Class X, 2.21% (c)	123,102
	TOTAL SHORT-TERM INVESTMENTS (Cost $246,203)	246,203

	Total Investments in Securities (Cost $21,856,223) - 100.12%	42,378,966
	Liabilities in Excess of Other Assets - (0.12)%	(52,888)
	NET ASSETS - 100.00%	$42,326,078

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of July 31, 2019.

Huber Capital Diversified Large Cap Value Fund
SCHEDULE OF INVESTMENTS at July 31, 2019 (Unaudited)

Shares	COMMON STOCKS - 95.59%	Value
	Aerospace & Defense - 4.85%
700	Northrop Grumman Corp.	$241,899

	Air Transport - 1.37%
400	FedEx Corp.	68,212

	Banks: Diversified - 1.87%
1,400	SunTrust Banks, Inc.	93,240

	Chemicals: Specialty - 0.21%
114	Innospec, Inc.	10,645

	Communications Equipment - 1.49%
2,500	Comtech Telecommunications Corp.	74,400

	Computer Services, Software & Systems - 9.03%
2,600	Microsoft Corp.	354,302
1,700	Oracle Corp.	95,710
		450,012
	Computer Technology - 1.55%
3,600	Hewlett Packard Enterprise Co.	51,732
1,200	HP, Inc.	25,248
		76,980
	Diversified Financial Services - 13.30%
6,100	Bank of America Corp.	187,148
3,100	Citigroup, Inc.	220,596
2,200	JPMorgan Chase & Co.	255,201
		662,945
	Diversified Retail - 3.32%
1,500	Wal-Mart Stores, Inc.	165,570

	Diversified Telecommunication Services - 3.28%
4,793	AT&T, Inc.	163,201

	Electronic Components - 0.56%
300	TE Connectivity Ltd.	27,720

	Engineering & Contracting Services - 8.86%
16,730	KBR, Inc.	441,337

	Financial Data & Systems - 3.00%
550	Mastercard, Inc. - Class A	149,749

	Foods - 2.43%
500	Lamb Weston Holdings, Inc.	33,560
1,100	Tyson Foods, Inc. - Class A	87,450
		121,010
	Homebuilding - 0.91%
1,191	Lennar Corp. - Class B	45,258

	Household Equipment & Products - 0.28%
900	Tupperware Brands Corp.	13,779

	Insurance Carriers - 0.71%
907	Brighthouse Financial, Inc. (b)	35,527

	Insurance: Life - 2.47%
7,273	CNO Financial Group, Inc.	122,986

	Insurance: Multi-Line - 1.01%
900	Voya Financial, Inc.	50,553

	Integrated Utilities - 1.01%
1,150	FirstEnergy Corp.	50,566

	IT Services - 0.19%
171	DXC Technology Co.	9,537

	Oil: Crude Producers - 2.19%
47,190	Chesapeake Energy Corp. (b)	85,414
19,143	HighPoint Resources Corp. (b)	23,929
		109,343

	Oil, Gas & Consumable Fuels - 0.47%
400	ConocoPhillips	23,632

	Oil: Integrated - 2.66%
1,600	BP plc - ADR	63,584
1,100	Royal Dutch Shell plc - Class A - ADR	69,179
		132,763
	Pharmaceuticals - 10.31%
2,000	Eli Lilly & Co.	217,900
1,100	Merck & Co., Inc.	91,289
1,800	Mylan NV (b)	37,620
4,300	Pfizer, Inc.	167,012
		513,821
	Semiconductor and Semiconductor Equipment - 1.88%
900	NXP Semiconductors NV (a)	93,051

	Shipping - 2.84%
11,956	Golar LNG Partners LP (a)	141,439

	Specialty Retail - 2.57%
600	Home Depot, Inc.	128,214

	Steel - 1.36%
1,500	Carpenter Technology Corp.	67,515

	Tobacco - 3.36%
2,000	Philip Morris International, Inc.	167,220

	Utilities: Electrical - 6.25%
300	American Electric Power Co., Inc.	26,343
900	Entergy Corp.	95,058
3,300	Exelon Corp.	148,698
200	NextEra Energy, Inc.	41,434
		311,533
	TOTAL COMMON STOCKS (Cost $3,084,714)	4,763,657

	SHORT-TERM INVESTMENTS- 4.59%
114,391	First American Government Obligations Fund, Class X, 2.24% (c)	114,391
114,391	First American Treasury Obligations Fund, Class X, 2.21% (c)	114,391
	TOTAL SHORT-TERM INVESTMENTS (Cost $228,782)	228,782

	Total Investments in Securities (Cost $3,313,496) - 100.18%	4,992,439
	Liabilities in Excess of Other Assets - (0.18)%	(9,088)
	NET ASSETS - 100.00%	$4,983,351

ADR	American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of July 31, 2019.

Huber Capital Mid Cap Value Fund
SCHEDULE OF INVESTMENTS at July 31, 2019 (Unaudited)

Shares	COMMON STOCKS - 100.03%	Value
	Aluminum - 1.05%
200	Kaiser Aluminum Corp.	$19,254

	Asset Management & Custodian - 5.26%
19,600	Uranium Participation Corp. (a) (b)	64,304
300	Virtus Investment Partners, Inc.	32,148
		96,452
	Banks: Diversified - 10.21%
600	Atlantic Capital Bancshares, Inc. (b)	11,034
100	First Citizens BancShares, Inc. - Class A	46,702
5,100	First Horizon National Corp.	83,640
1,200	Regions Financial Corp.	19,116
400	SunTrust Banks, Inc.	26,640
		187,132
	Chemicals: Specialty - 1.84%
361	Innospec, Inc.	33,710

	Commercial Vehicles & Parts - 4.94%
2,900	Miller Industries, Inc.	90,538

	Communications Equipment - 9.77%
6,016	Comtech Telecommunications Corp.	179,035

	Computer Services, Software & Systems - 1.86%
400	Science Applications International Corp.	34,148

	Computer Technology - 0.78%
1,000	Hewlett Packard Enterprise Co.	14,370

	Consumer Lending - 6.42%
2,600	Enova International, Inc. (b)	70,070
4,839	EZCORP, Inc. - Class A (b)	47,664
		117,734

	Diversified Manufacturing Operations - 1.54%
1,200	Harsco Corp. (b)	28,152

	Engineering & Contracting Services - 8.90%
6,182	KBR, Inc.	163,081

	Foods - 4.02%
1,000	ConAgra Foods, Inc.	28,870
666	Lamb Weston Holdings, Inc.	44,702
		73,572
	Health Care Equipment & Surplus - 1.43%
300	CONMED Corp.	26,205

	Health Care Facilities - 1.54%
1,200	Tenet Healthcare Corp. (b)	28,284

	Health Care Providers & Services - 3.90%
4,138	Hanger, Inc. (b)	71,381

	Homebuilding - 0.36%
172	Lennar Corp. - Class B	6,536

	Household Equipment & Products - 0.81%
970	Tupperware Brands Corp.	14,851

	Insurance: Life - 2.36%
2,560	CNO Financial Group, Inc.	43,290

	Integrated Utilities - 1.92%
800	FirstEnergy Corp.	35,176

	Motion Picture and Video Industries - 1.81%
2,800	AMC Entertainment Holdings, Inc. - Class A	33,124

	Oil: Crude Producers - 1.57%
15,938	Chesapeake Energy Corp. (b)	28,848

	Oil and Gas Extraction - 1.83%
900	Continental Resources Inc. (b)	33,453

	Oil Well Equipment & Services - 4.86%
70,300	Superior Energy Services, Inc. (b)	63,776
15,700	TETRA Technologies, Inc. (b)	24,492
100	Valaris plc (a)	819
		89,087
	Real Estate Investment Trusts (REITs) - 4.32%
1,100	Granite Real Estate Investment Trust (a)	50,886
1,000	Office Properties Income Trust	28,170
		79,056

	Semiconductor and Semiconductor Equipment - 1.69%
300	NXP Semiconductors NV (a)	31,017

	Shipping - 6.65%
2,300	Golar LNG Ltd. (a)	38,962
5,538	Golar LNG Partners LP (a)	65,515
14,178	Teekay Tankers Ltd. - Class A (b)	17,439
		121,916
	Steel - 0.98%
400	Carpenter Technology Corp.	18,004

	Transportation Infrastructure - 3.02%
5,258	Wesco Aircraft Holdings, Inc. (b)	55,367

	Utilities: Electrical - 4.39%
400	Entergy Corp.	42,248
358	Evergy, Inc.	21,655
300	Portland General Electric Co.	16,455
		80,358
	TOTAL COMMON STOCKS (Cost $1,435,027)	1,833,131

	SHORT-TERM INVESTMENTS - 0.05%
454	First American Government Obligations Fund, Class X, 2.24% (c)	454
454	First American Treasury Obligations Fund, Class X, 2.21% (c)	454
	TOTAL SHORT-TERM INVESTMENTS (Cost $908)	908

	Total Investments in Securities (Cost $1,435,935) - 100.08%	1,834,039
	Liabilities in Excess of Other Assets - (0.08)%	(1,514)
	NET ASSETS - 100.00%	$1,832,525

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of July 31, 2019.

Huber Capital Funds
Notes to Schedule of Investments
July 31, 2019 (Unaudited)

Note 1 – Securities Valuation

The Huber Capital Funds’ (the “Funds”) investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of July 31, 2019:

Equity Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,236,055	$-	$-	$4,236,055
Consumer Staples	2,091,672	-	-	2,091,672
Energy	1,924,419	-	-	1,924,419
Financial Services	16,132,802	-	-	16,132,802
Health Care	8,804,446	-	-	8,804,446
Information Technology	4,353,883	-	-	4,353,883
Materials & Processing	127,711	-	-	127,711
Producer Durables	13,857,817	-	-	13,857,817
Technology	8,440,305	-	-	8,440,305
Utilities	2,937,472	-	-	2,937,472
Total Common Stocks	62,906,582	-	-	62,906,582
Short-Term Investments	193,798	-	-	193,798
Total Investments in Securities	$63,100,380	$-	$-	$63,100,380

Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$664,846	$-	$-	$664,846
Consumer Discretionary	466,097	-	-	466,097
Energy	688,800	-	-	688,800
Financial Services	15,745,045	-	-	15,745,045
Health Care	1,716,900	-	-	1,716,900
Industrials	1,064,204	-	-	1,064,204
Information Technology	5,912,479	-	-	5,912,479
Materials & Processing	6,210,775	-	-	6,210,775
Producer Durables	4,861,156	-	-	4,861,156
Technology	2,424,508	-	-	2,424,508
Utilities	2,377,953	-	-	2,377,953
Total Common Stocks	42,132,763	-	-	42,132,763
Short-Term Investments	246,203	-	-	246,203
Total Investments in Securities	$42,378,966	$-	$-	$42,378,966

Diversified Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$163,202	$-	$-	$163,202
Consumer Discretionary	352,821	-	-	352,821
Consumer Staples	288,230	-	-	288,230
Energy	265,738	-	-	265,738
Financial Services	1,114,999	-	-	1,114,999
Health Care	513,821	-	-	513,821
Information Technology	176,988	-	-	176,988
Materials & Processing	78,160	-	-	78,160
Producer Durables	892,888	-	-	892,888
Technology	554,712	-	-	554,712
Utilities	362,098	-	-	362,098
Total Common Stocks	4,763,657	-	-	4,763,657
Short-Term Investments	228,782	-	-	228,782
Total Investments in Securities	$4,992,439	$-	$-	$4,992,439

Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$33,124	$-	$-	$33,124
Consumer Discretionary	21,387	-	-	21,387
Consumer Staples	73,572	-	-	73,572
Energy	273,303	-	-	273,303
Financial Services	444,608	-	-	444,608
Health Care	125,870	-	-	125,870
Industrials	174,057	-	-	174,057
Information Technology	421,652	-	-	421,652
Materials & Processing	70,968	-	-	70,968
Real Estate	79,056	-	-	79,056
Utilities	115,534	-	-	115,534
Total Common Stocks	1,833,131	-	-	1,833,131
Short-Term Investments	908	-	-	908
Total Investments in Securities	$1,834,039	$-	$-	$1,834,039

Refer to the Funds’ schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at July 31, 2019, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.

There were no Level 3 securities held in the Funds during the period ended July 31, 2019.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Jeffrey T. Rauman
   Jeffrey T. Rauman, President/Chief Executive
   Officer/Principal Executive Officer

Date 9/30/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Jeffrey T. Rauman
   Jeffrey T. Rauman, President/Chief Executive
   Officer/Principal Executive Officer

Date 9/30/2019

By (Signature and Title)*  /s/ Cheryl L. King
   Cheryl L. King, Vice President/Treasurer/
   Principal Financial Officer

Date 9/30/2019

* Print the name and title of each signing officer under his or her signature.